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                        SUPPLEMENT DATED JUNE 9, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 1, 2000, ALL REFERENCES TO STRONG TOTAL RETURN FUND, INC. IN YOUR PROSPECTUS CHANGED TO:

                                    Strong Large Cap Growth Fund.

2. THE STRONG TOTAL RETURN FUND'S OBJECTIVE, LOCATED ON PAGE 54 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

         STRONG LARGE CAP GROWTH FUND (FORMERLY STRONG TOTAL RETURN FUND, INC.)

         Investment Objective: Seeks capital growth. The fund invests at least 65% of its assets in stocks of large-capitalization companies that its managers believe offer the potential for capital growth. Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Index at the time of investment. The fund's managers seek to identify companies that have accelerating sales and earnings, enjoy a competitive advantage (for example, dominant market share), and have effective management (for example, high return on invested capital). The managers may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. Strong Capital Management, Inc. serves as the fund's investment adviser.

3. THE SECTION ENTITLED "SUMMARY OF CONTRACT EXPENSES" IN THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING INFORMATION AT THE END OF FOOTNOTE 1, LOCATED ON PAGE 8:

         The CDSC is waived for those contracts issued under a SIMPLE IRA Plan. Withdrawals may be made from the contract at any time without the imposition of any CDSC. Any additional references throughout the prospectus to the CDSC do not apply to contracts issued under SIMPLE IRA Plans. As required by federal law, such charges do not apply to contracts issued under SIMPLE IRA Plans.